COST OF REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COST OF REVENUES
Raw materials, auxiliary materials, subcontractors (including changes in inventories)	$ 2,555	$ 2,538	$ 1,767
Payroll and related expenses (including share-based payment)	2,470	1,806	1,956
Shipping	815	443	500
Depreciation and amortization	552	255	190
Other	592	684	589
Cost of revenues	$ 6,984	$ 5,726	$ 5,002